Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of Ab Inbev's Material Tax Proceedings Related to Ambev and Its Subsidiaries	As of 31 December 2025 and 31 December 2024, AB InBev’s material tax proceedings are related to Ambev and its subsidiaries. Estimates of amounts of possible loss are as follows:

Million US dollar	31 December 2025	31 December 2024
.
Income tax and social contribution	13 122	10 525
Value-added and excise taxes	5 236	4 544
Other taxes	691	622
	19 049	15 691